UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Mid Cap Value
Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New
York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 1.7%	Alliant Techsystems, Inc. (a)(b)	31,700	$ 2,465,626
	Curtiss-Wright Corp.	71,800	2,141,076
			4,606,702
Airlines - 0.4%	Delta Air Lines, Inc. (a)	146,400	1,045,296
Capital Markets - 1.0%	Legg Mason, Inc.	91,800	2,672,298
Chemicals - 2.6%	Airgas, Inc.	42,800	1,898,608
	Cytec Industries, Inc.	47,400	1,572,258
	FMC Corp.	41,800	2,135,980
	Intrepid Potash, Inc. (a)(b)	56,700	1,460,592
			7,067,438
Commercial Banks - 4.3%	BancorpSouth, Inc. (b)	113,500	2,562,830
	Bank of Hawaii Corp.	62,200	2,761,680
	Cullen/Frost Bankers, Inc.	50,300	2,353,537
	Fifth Third Bancorp	60,300	539,082
	FirstMerit Corp.	35,800	678,410
	M&T Bank Corp. (b)	18,200	1,143,870
	Regions Financial Corp. (b)	289,300	1,400,212
			11,439,621
Commercial Services & Supplies - 0.5%	Republic Services, Inc., Class A	48,795	1,264,279
Communications Equipment - 1.4%	JDS Uniphase Corp. (a)	303,900	1,698,801
	Tellabs, Inc. (a)	357,200	2,150,344
			3,849,145
Construction & Engineering - 2.0%	Foster Wheeler AG (a)	36,700	1,027,233
	Jacobs Engineering Group, Inc. (a)	58,900	2,490,881
	URS Corp. (a)	50,200	1,950,772
			5,468,886
Consumer Finance - 0.6%	Discover Financial Services, Inc.	122,400	1,730,736
Containers & Packaging - 1.8%	Bemis Co.	51,000	1,317,330
	Packaging Corp. of America	69,400	1,268,632
	Sonoco Products Co.	80,200	2,145,350
			4,731,312
Distributors - 0.7%	Genuine Parts Co.	55,000	1,924,450
Diversified Consumer Services - 1.2%	Brink's Home Security Holdings, Inc. (a)	17,658	547,045
	Education Management Corp. (a)(b)	73,600	1,619,200
	Regis Corp.	71,000	1,153,040
			3,319,285
Diversified Telecommunication	Qwest Communications International Inc.	621,200	2,230,108
Services - 0.8%
Electric Utilities - 2.2%	Cleco Corp.	96,500	2,388,375
	Great Plains Energy, Inc.	78,100	1,351,130
	Hawaiian Electric Industries, Inc. (b)	77,200	1,378,020
	NV Energy, Inc.	61,400	703,644
			5,821,169
Electrical Equipment - 0.3%	Ametek, Inc.	25,900	903,651
Electronic Equipment, Instruments &	Arrow Electronics, Inc. (a)	78,300	1,984,122
Components - 2.5%	Avnet, Inc. (a)	99,500	2,465,610

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	Ingram Micro, Inc., Class A (a)	132,600	$ 2,340,390
			6,790,122
Energy Equipment & Services - 2.7%	Dresser-Rand Group, Inc. (a)	60,700	1,788,829
	Patterson-UTI Energy, Inc.	118,800	1,850,904
	Smith International, Inc.	62,900	1,744,217
	Superior Energy Services, Inc. (a)	91,800	1,983,798
			7,367,748
Food Products - 1.1%	The J.M. Smucker Co.	23,700	1,249,701
	Smithfield Foods, Inc. (a)(b)	132,400	1,766,216
			3,015,917
Gas Utilities - 1.1%	Atmos Energy Corp.	56,300	1,567,955
	Nicor, Inc.	39,100	1,449,828
			3,017,783
Health Care Equipment &	Boston Scientific Corp. (a)	272,400	2,211,888
Supplies - 4.1%	Covidien Plc	45,200	1,903,824
	Kinetic Concepts, Inc. (a)	121,400	4,029,266
	Zimmer Holdings, Inc. (a)	53,800	2,828,266
			10,973,244
Health Care Providers &	AmerisourceBergen Corp.	65,400	1,448,610
Services - 2.5%	Coventry Health Care, Inc. (a)	210,700	4,178,181
	Mednax, Inc. (a)	23,300	1,209,736
			6,836,527
Health Care Technology - 0.2%	IMS Health, Inc.	32,500	532,675
Hotels, Restaurants & Leisure - 0.6%	Burger King Holdings, Inc.	97,700	1,676,532
Household Durables - 0.7%	Jarden Corp.	71,500	1,958,385
Household Products - 1.8%	Church & Dwight Co., Inc.	45,700	2,599,416
	Clorox Co.	37,700	2,232,971
			4,832,387
IT Services - 1.9%	Amdocs Ltd. (a)	86,200	2,172,240
	Convergys Corp. (a)	282,300	3,062,955
			5,235,195
Insurance - 4.8%	Arch Capital Group Ltd. (a)	31,800	2,142,366
	Axis Capital Holdings Ltd.	35,700	1,031,373
	Fidelity National Title Group, Inc., Class A	120,100	1,629,757
	The Hanover Insurance Group, Inc.	27,400	1,152,718
	MetLife, Inc.	15,800	537,674
	PartnerRe Ltd.	28,000	2,141,440
	ProAssurance Corp. (a)	36,000	1,810,080
	Prudential Financial, Inc.	14,700	664,881
	W.R. Berkley Corp.	74,200	1,834,224
			12,944,513
Internet Software & Services - 1.0%	IAC/InterActiveCorp. (a)	137,900	2,611,826
Leisure Equipment & Products - 1.0%	Mattel, Inc.	148,600	2,812,998
Life Sciences Tools & Services - 2.4%	Affymetrix, Inc. (a)	314,200	1,643,266
	Pharmaceutical Product Development, Inc.	163,200	3,516,960
	Thermo Fisher Scientific, Inc. (a)	30,300	1,363,500
			6,523,726

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Machinery - 7.2%	AGCO Corp. (a)	87,800	$ 2,468,058
	Dover Corp.	105,900	3,990,312
	IDEX Corp.	61,000	1,734,230
	Joy Global, Inc.	40,400	2,036,564
	Parker Hannifin Corp.	56,800	3,008,128
	SPX Corp.	40,900	2,158,702
	Terex Corp. (a)	32,400	655,128
	Timken Co.	154,700	3,408,041
			19,459,163
Media - 1.4%	Harte-Hanks, Inc.	329,500	3,868,330
Metals & Mining - 1.1%	Carpenter Technology Corp.	46,600	979,998
	Cliffs Natural Resources, Inc.	55,600	1,977,692
			2,957,690
Multi-Utilities - 4.0%	Alliant Energy Corp.	103,922	2,760,168
	NiSource, Inc.	119,200	1,540,064
	OGE Energy Corp.	103,300	3,431,626
	Wisconsin Energy Corp.	69,800	3,048,166
			10,780,024
Multiline Retail - 1.0%	JCPenney Co., Inc.	79,900	2,647,087
Oil, Gas & Consumable Fuels - 5.5%	Arch Coal, Inc.	39,200	849,072
	Cabot Oil & Gas Corp., Class A	66,700	2,565,949
	Frontier Oil Corp.	66,600	923,076
	Newfield Exploration Co. (a)	53,600	2,198,672
	PetroHawk Energy Corp. (a)	62,800	1,477,056
	Plains Exploration & Production Co. (a)	112,100	2,970,650
	St. Mary Land & Exploration Co.	20,200	688,820
	Whiting Petroleum Corp. (a)	54,800	3,090,720
			14,764,015
Personal Products - 0.4%	Alberto-Culver Co.	35,700	957,474
Pharmaceuticals - 2.0%	King Pharmaceuticals, Inc. (a)	152,900	1,548,877
	Medicis Pharmaceutical Corp., Class A	108,000	2,286,360
	Mylan, Inc. (a)	92,800	1,507,072
			5,342,309
Real Estate Investment	AMB Property Corp.	97,400	2,140,852
Trusts (REITs) - 4.7%	Corporate Office Properties Trust	35,900	1,191,521
	Host Marriott Corp.	185,700	1,877,427
	The Macerich Co. (b)	83,265	2,481,303
	Omega Healthcare Investors, Inc.	100,700	1,526,612
	ProLogis	198,400	2,247,872
	Regency Centers Corp.	32,200	1,080,310
			12,545,897
Real Estate Management &	Jones Lang LaSalle, Inc.	48,400	2,267,540
Development - 0.9%
Semiconductors & Semiconductor	Fairchild Semiconductor International, Inc. (a)	255,100	1,908,148
Equipment - 3.3%	Intersil Corp., Class A	178,900	2,245,195

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	KLA-Tencor Corp. (b)	81,000	$ 2,633,310
	Microchip Technology, Inc. (b)	87,500	2,096,500
			8,883,153
Software - 3.9%	CA, Inc.	121,000	2,531,320
	Novell, Inc. (a)	782,000	3,198,380
	Synopsys, Inc. (a)	94,400	2,076,800
	TIBCO Software, Inc. (a)	288,700	2,526,125
			10,332,625
Specialty Retail - 4.0%	Foot Locker, Inc.	193,500	2,027,880
	The Gap, Inc.	93,800	2,001,692
	Limited Brands, Inc.	124,000	2,182,400
	RadioShack Corp.	118,000	1,993,020
	Urban Outfitters, Inc. (a)	84,600	2,654,748
			10,859,740
Textiles, Apparel & Luxury	Phillips-Van Heusen Corp.	38,100	1,529,715
Goods - 1.6%	VF Corp.	38,400	2,727,936
			4,257,651
Thrifts & Mortgage Finance - 0.8%	First Niagara Financial Group, Inc.	53,600	688,224
	New York Community Bancorp, Inc. (b)	129,400	1,396,226
			2,084,450
	Total Common Stocks - 91.7%		247,211,102
	Investment Companies
	iShares Dow Jones U.S. Real Estate Index Fund (b)	164,000	6,650,200
	MidCap SPDR Trust Series 1	21,600	2,582,064
	SPDR Gold Trust (a)	33,100	3,392,750
	Total Investment Companies - 4.7%		12,625,014
	Total Long-Term Investments
	(Cost - $235,313,236) - 96.4%		259,836,116
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC Money Market
	Series, 0.33% (c)(d)(e)	$ 27,096	27,095,842
		Shares
	BlackRock Liquidity Funds, TempFund, Institutional
	Class, 0.18% (c)(d)	6,792,387	6,792,387
	Total Short-Term Securities
	(Cost - $33,888,229) - 12.6%		33,888,229
	Total Investments
	(Cost - $269,201,465*) - 109.0%		293,724,345
	Liabilities in Excess of Other Assets - (9.0)%		(24,260,706)
	Net Assets - 100.0%		269,463,639

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.
Schedule of Investments October 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 283,844,303
Gross unrealized appreciation	$ 34,201,190
Gross unrealized depreciation	(24,321,148)
Net unrealized appreciation	$ 9,880,042

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$ 6,792,387	$ 36,633
BlackRock Liquidity Series, LLC Cash
Sweep Series	$ (23,188,699)	$ 14,146
BlackRock Liquidity Series, LLC
Money Market Series	$ 10,276,892	$ 101,913

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loans.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the
Fund's investments:

Assets
Level 1
Long-Term Investments[1]	$ 259,836,116
Short-Term Securities	6,792,387
Total Level 1	266,628,503
Level 2 - Short-Term Securities	27,095,842
Level 3	-
Total	$ 293,724,345
[1] See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

By: /s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: December 18, 2009